Sprott Gold Equity Fund
Schedule of Investments as of March 31, 2021 (Unaudited)

	Shares	Value
Common Stocks - 85.8%
Gold Related Securities - 73.6%
Australia - 4.0%
Bellevue Gold Ltd.(a)	6,023,000	$3,568,318
Northern Star Resources Ltd.	2,964,500	21,345,967
West African Resources Ltd.(a)(b)	27,400,000	15,920,916
		40,835,201
Canada - 61.1%
Agnico Eagle Mines Ltd.	303,186	17,527,225
Alamos Gold, Inc. - Class A	3,799,600	29,674,876
B2Gold Corp.	5,232,100	22,550,351
Barrick Gold Corp.	1,421,200	28,139,760
Baru Gold Corp.(a)(b)	13,290,993	1,322,013
Corvus Gold, Inc.(a)(b)(d)	3,226,901	5,776,153
Corvus Gold, Inc.(a)(b)(e)	1,739,130	3,099,905
Corvus Gold, Inc.(a)(b)(c)(d)	6,954,100	12,395,308
Corvus Gold, Inc.(a)(b)(c)(e)	9,500,000	16,933,238
Equinox Gold Corp.(a)	100,000	797,326
Falco Resources Ltd.(a)(b)	16,222,300	5,808,892
Franco-Nevada Corp.	87,600	10,978,057
Gold Standard Ventures Corp.(a)	3,000,000	1,790,404
I-80 Gold Corp.(a)(b)(f) (Originally acquired 3/2/21, Cost $10,960,815)	5,320,000	11,006,605
International Tower Hill Mines Ltd.(a)(b)	6,750,222	7,222,738
International Tower Hill Mines Ltd.(a)(b)	1,666,667	1,790,404
International Tower Hill Mines Ltd.(a)(b)(c)(e)	18,664,631	20,050,332
Jaguar Mining, Inc.(b)	7,116,659	35,959,882
Kinross Gold Corp.(d)	4,089,967	27,280,080
Kirkland Lake Gold Ltd	1,007,513	34,024,709
Maverix Metals, Inc.(c)	2,650,000	13,917,403
Maverix Metals, Inc.(d)	1,615,000	8,511,050
Novagold Resources, Inc.(a)	2,030,800	17,789,808
NuLegacy Gold Corp.(a)(b)	37,852,485	4,066,273
Osisko Development Corp.(a)	1,333,400	7,745,540
Osisko Gold Royalties Ltd.(d)	24,340	268,227
Osisko Gold Royalties Ltd.(c)(d)	3,130,127	34,471,996
Osisko Mining, Inc.(a)(b)(c)	15,384,239	35,990,819
Pan American Silver Corp.	1,088,445	32,686,003
Premier Gold Mines Ltd.(a)(b)	12,738,160	28,178,631
Pretium Resources, Inc.(a)	2,923,485	30,335,199
Rockhaven Resources Ltd.(a)	4,631,500	515,963
Seabridge Gold, Inc.(a)	400,000	6,468,000
Silvercrest Metals, Inc.(a)	4,056,600	32,860,816
SSR Mining, Inc.	747,300	10,685,908
Strategic Metals Ltd.(a)(b)(e)	9,886,500	3,343,489
Torex Gold Resources, Inc.(a)	2,433,900	30,736,049
Trifecta Gold Ltd(a)	2,325,199	185,024
Wesdome Gold Mines Ltd.(a)	2,482,700	16,476,262
Wheaton Precious Metals Corp.	586,175	22,397,747
		631,758,465
Cayman Islands - 2.3%
Endeavor Mining Corp.(d)	1,197,500	24,106,864

South Africa - 2.7%
Gold Fields Ltd. - ADR(d)	2,681,000	25,442,690
Gold Fields Ltd.	200,000	1,863,279
		27,305,969
United States - 3.5%
Contango ORE, Inc.(a)	263,200	5,264,000
Electrum Ltd.(a)(f) (Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	42,546
Newmont Corp.	511,990	30,857,637
		36,164,183
Total Gold Related Securities		760,170,682

Other Precious Metals Related Securities - 11.5%
Canada - 5.6%
Bear Creek Mining Corp.(a)(b)	6,813,200	11,764,657
MAG Silver Corp.(a)(b)(e)	1,432,665	21,569,206
MAG Silver Corp.(a)(b)(c)(d)	1,581,135	23,732,836
Nickel Creek Platinum Ltd.(a)(b)	14,037,494	1,117,012
		58,183,711
South Africa - 3.9%
Sibanye Stillwater Ltd. - ADR(d)	2,250,000	40,185,000

United Kingdom - 1.0%
Hochschild Mining PLC	3,818,200	10,301,249

United States - 1.0%
Gatos Silver, Inc.(a)	906,416	9,036,964
Silver Opportunity Partners Corp.(a)(f) (Originally acquired 3/15/11, Cost $4,525,333)	243,690	1,413,404
		10,450,368
Total Other Precious Metals Related Securities		119,120,328

Other Securities - 0.7%
United States - 0.7%
Gold Bullion International LLC(a)(b)(f) (Originally acquired 5/12/10, Cost $5,000,000)	5,000,000	6,900,000
I-Pulse, Inc.(a)(f) (Originally acquired 10/9/07, Cost $175,524)	74,532	596,256
Total Other Securities		7,496,256
Total Common Stocks (Cost $844,160,839)		886,787,266

Private Fund - 1.2%
Tocqueville Bullion Reserve LP (a)(b)(f) (Originally acquired 11/28/11, Cost $13,795,735)	7,619	12,210,100
Total Private Fund (Cost $13,795,735)		12,210,100

Gold Bullion - 12.6%
Gold Bullion(a)	76,635	130,870,356
Total Gold Bullion (Cost $33,121,613)		130,870,356

Warrants - 0.1%
Gold Related Securities - 0.1%
Canada - 0.1%
Baru Gold Corp.
Expiration: 3/8/2022, Exercise Price: CAD $0.50(a)(b)(e)(f) (Originally acquired 3/3/17, Cost $0)	3,321,250	–
Maverix Metals, Inc.
Expiration: 12/23/2021, Exercise Price: CAD $2.41(a)(f) (Originally acquired 5/9/19, Cost $0)	437,500	1,168,651
NuLegacy Gold Corp.
Expiration: 10/8/2022, Exercise Price: CAD $0.12(a)(b)(f) (Originally acquried 10/7/19, Cost $0)	4,648,198	123,908
Osisko Gold Royalties Ltd.
Expiration: 2/18/2022, Exercise Price: CAD $36.50(a)(c)	274,000	44,696
Osisko Mining, Inc.
Expiration: 12/23/2021, Exercise Price: CAD $5.25(a)(b)(f) (Originally acquired 6/17/20, Cost $0)	932,500	18,699
Total Gold Related Securities		1,355,954
Other Precious Metals Related Securities - 0.0%
Nickel Creek Platinum Ltd.
Expiration: 8/8/2022, Exercise Price: CAD $0.35(a)(b)(f) (Originally acquired 8/4/17, Cost $0)	6,189,601	493
Nickel Creek Platinum Ltd.
Expiration: 7/1/2024, Exercise Price: CAD $0.08(a)(b)(f) (Originally acquired 7/1/19, Cost $0)	1,658,293	49,879
Total Other Precious Metals Related Securities		50,372
Total Warrants (Cost $0)		1,406,326

Rights - 0.0%
Gold Related Securities- 0.0%
Osisko Gold Royalties Ltd.
Expiration: 5/25/2022, Exercise Price: CAD $0.67(a)(f)	666,700	256,080
Total Rights (Cost $0)		256,080

Short -Term Investments - 1.8%
Money Market Fund - 0.1%
Invesco Treasury Portfolio
Institutional Class, 0.010% (g)	967,780	967,780
Investment Purchased with Proceeds from Securities Lending - 1.7%
Mount Vernon Liquid Assets, 0.11%	17,390,466	17,390,466
Total Short-Term Investments (Cost $18,358,246)		18,358,246

Total Investments (Cost $909,436,433) - 101.5%		1,049,888,374
Liabilities in Excess of Other Assets - (1.5%)		(15,750,694)
Total Net Assets - 100.0%		$1,034,137,680

ADR	American Depository Receipt

(a)	Non-income producing security.
(b)	Affiliated company. See Footnote 2.
(c)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(d)	This security or a partial position of this security is on loan at March 31, 2021. The total market value of securities on loan at March 31, 2021 was $189,774,896.
(e)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of March 31, 2021 was $66,786,574, which represented 6.46% of net assets.
(f)
Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 2 or 3 security. See Footnote 2.
The aggregate value of fair valued securities as of March 31, 2021 was $33,786,621, which represented 3.27% of net assets.

(g)	Variable rate security. Rate listed is the 7-day effective yield as of March 31, 2021

The Accompanying Footnotes are an Integral Part of these Financial Statements.

2) Transactions with Affiliates*

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from January 1, 2021 through March 31, 2021.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	January 1, 2021		Additions		Reductions		March 31, 2021		Interest	Dividend	Realized	Change in Gross Unrealized	March 31, 2021

Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Income	Income	Gain/(Loss)	Appreciation/(Depreciation)	Value	Cost

Sprott Gold Equity Fund

Baru Gold Corp. (a)	194,440	3,148,570			(194,440)	(3,148,570)	-	-	-	-	-	(5,864)	-	-
Baru Gold Corp. (a)	13,096,553	19,647,429			(13,096,553)	(19,647,429)	-	-	-	-	-	17,949,785	-	-
Baru Gold Corp.	-	-	13,290,993	22,795,999			13,290,993			-	-	(18,344,756)	1,322,013	22,795,999
Baru Gold Corp. Warrant	3,321,250	-					3,321,250	-	-	-	-	(261)	-	-
Bear Creek Mining Corp.	7,413,200	28,761,181			(600,000)	(2,733,138)	6,813,200	-	-	-	(1,726,010)	(3,730,908)	11,764,657	26,028,043
Corvus Gold, Inc.	3,226,901	2,212,904					3,226,901	-	-	-	-	(1,903,872)	5,776,153	2,212,904
Corvus Gold, Inc.	9,500,000	7,163,141					9,500,000	-	-	-	-	(5,605,846)	16,933,238	7,163,141
Corvus Gold, Inc.	6,954,100	8,503,013					6,954,100	-	-	-	-	(4,103,538)	12,395,308	8,503,013
Corvus Gold, Inc.	1,739,130	1,561,600					1,739,130	-	-	-	-	(1,026,242)	3,099,905	1,561,600
Falco Resources Ltd.	16,222,300	11,973,054					16,222,300	-	-	-	-	583,703	5,808,892	11,973,054
Gold Bullion International LLC	5,000,000	5,000,000					5,000,000	-	-	-	-	-	6,900,000	5,000,000
I-80 Gold Corp.	-	-	5,320,000	10,960,815			5,320,000			-	-	45,790	11,006,605	10,960,815
International Tower Hill Mines Ltd.	6,850,222	22,509,061			(100,000)	(125,703)	6,750,222	-	-	-	(3,741)	(2,104,866)	7,222,738	22,383,358
International Tower Hill Mines Ltd.	18,664,631	35,619,856					18,664,631	-	-	-	-	(6,049,946)	20,050,332	35,619,856
International Tower Hill Mines Ltd.	1,666,667	8,833,502					1,666,667	-	-	-	-	(540,233)	1,790,404	8,833,502
Jaguar Mining, Inc.	7,647,959	5,832,118			(531,300)	(1,317,819)	7,116,659	-	-	454,829	2,544,108	(12,831,480)	35,959,882	4,514,299
MAG Silver Corp.	1,581,135	18,561,846					1,581,135	-	-	-	-	(8,712,054)	23,732,836	18,561,846
MAG Silver Corp.	1,432,665	15,000,003					1,432,665	-	-	-	-	(7,761,652)	21,569,206	15,000,003
Nickel Creek Platinum Ltd. (a)	12,379,201	2,544,342			(12,379,201)	(2,544,342)	-	-	-	-	-	1,085,562	-	-
Nickel Creek Platinum Ltd. (a)	1,658,293	51,762			(1,658,293)	(51,762)	-	-	-	-	-	(143,653)	-	-
Nickel Creek Platinum Ltd.	-	-	14,037,494	2,596,104			14,037,494			-	-	(1,479,092)	1,117,012	2,596,104
Nickel Creek Platinum Ltd. Warrant	6,189,601	-					6,189,601	-	-	-	-	(10,691)	493	-
Nickel Creek Platinum Ltd. Warrant	1,658,293	-					1,658,293	-	-	-	-	(54,472)	49,879	-
NuLegacy Gold Corp.	37,852,485	6,682,142					37,852,485	-	-	-	-	(96,935)	4,066,273	6,682,142
NuLegacy Gold Corp. Warrant	4,648,198	-					4,648,198	-	-	-	-	(5,361)	123,908	-
Osisko Mining, Inc.	15,384,239	45,113,236					15,384,239	-	-	-	-	(8,727,292)	35,990,819	45,113,236
Osisko Mining, Inc. Warrant	932,500	-					932,500	-	-	-	-	(105,180)	18,699	-
Premier Gold Mines Ltd.	12,738,160	20,409,863					12,738,160	-	-	-	-	(1,943,030)	28,178,630	20,409,863
Silvercrest Metals, Inc (b)	4,756,000	27,338,197			(700,000)	(3,351,640)	4,056,000	-	-	-	2,905,854	(16,813,040)	32,860,816	23,986,557
Strategic Metals Ltd.	9,886,500	14,175,946					9,886,500	-	-	-	-	275,559	3,343,489	14,175,946
Tocqueville Bullion Reserve LP - Class G (c)	7,619	13,795,735					7,619	-	-	-	-	(1,429,453)	12,210,100	13,795,735
West African Resources Ltd	27,400,000	4,936,439					27,400,000	-	-	-	-	(6,153,712)	15,920,916	4,936,439
		$ 329,374,940		$ 36,352,918		$ (32,920,403)		$ -	$ -	$ 454,829	$ 3,720,211	$ (89,743,030)	$ 319,213,203	$ 332,807,455
							-

* All affiliates listed are neither majority-owned subsidiaries or other controlled companies
(a) Private security restrictions lifted during period and combined with other non restricted securities.
(b) Security is no longer an affiliated company at March 31, 2021.
(c) Tocqueville Bullion Reserve ("TBR") is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC ("Tera"), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC ("TP2"), a Delaware

Limited Liability Company, and Eidesis Real Assets LLC ("Eidesis"), a Delaware Limited Liability Company. The sole Non-Managing Member is John Hathaway, co-portfolio manager of the Sprott Gold Equity Fund, who has a 49% participating percentage.

1) Fair Value Measurements

     The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2. Gold Bullion is valued using the latest available price on the valuation day, the security is classified as Level 1.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees.  These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Fund expects that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used to value the Funds' investments at March 31, 2021.

Investments in Securities at Value
Sprott Gold Equity Fund*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$743,672,507	$5,449,024	$11,049,151	$760,170,682
Other Precious Metals Related	117,706,925	-	1,413,403	119,120,328
Other	-	-	7,496,256	7,496,256
Total Common Stocks	861,379,432	5,449,024	19,958,810	886,787,266
Private Fund **^	-	-	-	12,210,100
Gold Bullion	130,870,356	-	-	130,870,356
Warrants
Gold Related	-	1,355,954	-	1,355,954
Other Precious Metals Related	-	50,372	-	50,372
Total Warrants	-	1,406,326	-	1,406,326
Rights*	-	256,080	-	256,080
Money Market Fund	967,780	-	-	967,780
Securities Lending	17,390,466	-	-	17,390,466
Total Assets	$1,010,608,034	$7,111,430	$19,958,810	$1,049,888,374

* For a detailed sector breakdown, please see the accompanying Schedules of Investments.
** Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.
^ The Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Gold Fund is not subject to any redemption fees going forward.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

Sprott Gold Equity Fund
Beginning Balance - January 1, 2021	$8,513,563
Purchases	10,960,815
Sales	-
Realized gains	-
Realized losses	-
Change in unrealized appreciation	484,432
Transfers in/(out) of Level 3	-
Ending Balance - March 31, 2021	$19,958,810

As of March 31, 2021 the change in unrealized appreciation on positions still held for securities that were considered Level 3 was $484,432.